[Translation]

                    AMENDMENT TO SEMI-ANNUAL REPORT
                         (The Seventh Term)
                      From: October 1, 2000
                       To: March 31, 2001

            AMENDMENT TO SECURITIES REGISTRATION STATEMENT
                          (For NAV Sale)

                PUTNAM U.S. GOVERNMENT INCOME TRUST


                 AMENDMENT TO SEMI-ANNUAL REPORT
                       (The Seventh Term)
                     From: October 1, 2000
                      To: March 31, 2001

              PUTNAM U.S. GOVERNMENT INCOME TRUST


                AMENDMENT TO SEMI-ANNUAL REPORT
                       (The Seventh Term)
                     From: October 1, 2000
                      To: March 31, 2001

To: Director of Kanto Local Finance Bureau

                                        Filing Date: November 1, 2001

Name of the Registrant Fund:            PUTNAM U.S. GOVERNMENT INCOME TRUST

Name and Official Title of              Charles E. Porter
Representative                          Executive Vice President, Treasurer
Of Trustees:

Address of Principal Office:            One Post Office Square
                                        Boston, Massachusetts 02109
                                        U. S. A.

Name and Title of Registration Agent:   Harume Nakano
                                        Attorney-at-Law
                                        Signature [Harume Nakano]
                                        -------------------------
                                               (Seal)

                                        Ken Miura
                                        Attorney-at-Law
                                        Signature [Ken Miura]
                                        -------------------------
                                               (Seal)

Address or Place of Business            Kasumigaseki Building, 25th Floor
                                        2-5, Kasumigaseki 3-chome
                                        Chiyoda-ku, Tokyo

Name of Liaison Contact:                Harume Nakano
                                        Ken Miura
                                        Attorneys-at-Law

Place of Liaison Contact:               Hamada & Matsumoto
                                        Kasumigaseki Building, 25th Floor
                                        2-5, Kasumigaseki 3-chome
                                        Chiyoda-ku, Tokyo

Phone Number:                           03-3580-3377

Places where a copy of this Amendment to Semi-annual Report is available for Public Inspection
Not applicable.

(Total number of pages of this Amendment to Semi-annual Report is 3 page including front and back pages..)

I. Reason For Filing This Amendment to Semi-annual Report:

This statement purports to amend and update the relevant information of the Semi-annual Report ("Original Report") filed on June 29, 2001 due to the fact that there were incorrect information contained in the Original Report.

II. Contents of the Amendments:

I. STATUS OF INVESTMENT FUND

 (2) Results of Past Operations

b. Record of Distributions Paid                                        1

 (3) Record of Sales and Repurchases                                   3

II. OUTLINE OF THE FUND

2  Putnam Investment Management, LLC (Investment Management Company)

(4) Summary of Business Lines and Business Operation                   4

Note:         shows where the amendment is made.
     --------

I. STATUS OF INVESTMENT FUND ("Putnam U.S. Government Income Trust")
("Fund")

(2) Results of Past Operations

b. Record of Distributions Paid (Class M Shares)

<Before Amendment>

<Omitted>



Note: Record of distribution paid during the period from February 1995 through May 2001 is as follows:
-----------------------------------------------------------------------------------------------------------
             Ex-dividend   Dividend       NAV per     Ex-dividend      Dividend         NAV per
Year            Date         ($)         Share ($)       Date             ($)          Share ($)
-----------------------------------------------------------------------------------------------------------
1995             --            --                       Jul. 5           0.074           12.83
               Feb.6        0.074         12.29         Aug. 7           0.074           12.71
               Mar. 6       0.076         12.26         Sep. 5           0.074           12.84
               Apr. 5       0.074         12.64         Oct. 5           0.073           12.91
               May 5        0.076         12.69         Nov. 6           0.072           12.97
               Jun. 5       0.074         12.89         Dec. 6           0.072           13.05
-----------------------------------------------------------------------------------------------------------
1996           Jan. 5       0.072         13.09         Jul. 5           0.065           12.39
               Feb. 5       0.072         13.11         Aug. 5           0.065           12.65
               Mar. 8       0.070         12.70         Sep. 6           0.064           12.42
               Apr. 8       0.070         12.59         Oct. 7           0.064           12.68
               May 6        0.068         12.46         Nov. 5           0.064           12.80
               Jun. 7       0.066         12.44         Dec. 6           0.064           12.84
-----------------------------------------------------------------------------------------------------------
1997           Jan. 8       0.064         12.73         Jul. 11          0.066           12.90
               Feb. 7       0.065         12.82         Aug. 11          0.067           12.85
               Mar. 7       0.065         12.75         Sep. 10          0.066           12.86
               Apr. 8       0.064         12.57         Oct. 10          0.066           12.93
               May 12       0.064         12.73         Nov. 10          0.067           12.96
               Jun. 10      0.066         12.78         Dec. 10          0.070           13.01
-----------------------------------------------------------------------------------------------------------
1998           Jan. 12      0.068         13.12         Jul. 10          0.066           13.03
               Feb. 10      0.067         13.03         Aug. 10          0.066           13.01
               Mar. 10      0.067         13.01         Sep. 11          0.066           13.10
               Apr. 13      0.066         12.99         Oct. 12          0.066           13.08
               May 11       0.066         12.97         Nov. 10          0.066           13.02
               Jun. 10      0.066         13.04         Dec. 10          0.066           13.08
-----------------------------------------------------------------------------------------------------------
1999           Jan. 11      0.066         13.01         Jul. 12          0.063           12.61
               Feb. 10      0.064         13.00         Aug. 10          0.063           12.23
               Mar. 10      0.063         12.87         Sep. 10          0.063           12.48
               Apr. 12      0.063         12.93         Oct. 11          0.063           12.45
               May 10       0.063         12.82         Nov. 10          0.063           12.50
               Jun. 10      0.063         12.56         Dec. 10          0.063           12.49
-----------------------------------------------------------------------------------------------------------
2000           Jan. 10      0.063         12.20         Jul. 10          0.064           12.37
               Feb. 10      0.063         12.08         Aug. 10          0.063           12.47
               Mar. 10      0.064         12.18         Sep. 11          0.063           12.44
               Apr. 10      0.063         12.37         Oct. 10          0.063           12.47
               May 10       0.063         12.11         Nov. 10          0.063           12.48
               Jun. 12      0.063         12.32         Dec. 8           0.064           12.66
-----------------------------------------------------------------------------------------------------------
2001           Jan. 10      0.063         12.79         Jul.
               Feb. 12      0.063         12.78         Aug.
               Mar. 12      0.063         12.79         Sep.
               Apr. 10      0.057         12.76         Oct.
               May 10       0.057         12.74         Nov.
               Jun.                                     Dec.
-----------------------------------------------------------------------------------------------------------

<After Amendment>

<Omitted>


Note:  Record of distribution paid during the period from February 1995 through May 2001 is as follows:
-----------------------------------------------------------------------------------------------------------
             Ex-dividend   Dividend       NAV per     Ex-dividend      Dividend         NAV per
Year            Date         ($)         Share ($)       Date             ($)          Share ($)
-----------------------------------------------------------------------------------------------------------
1995             --            --                       Jul. 5           0.074           12.83
               Feb.6        0.074         12.29         Aug. 7           0.074           12.71
               Mar. 6       0.076         12.34         Sep. 5           0.074           12.84
               Apr. 5       0.074         12.47         Oct. 5           0.073           12.91
               May 5        0.076         12.69         Nov. 6           0.072           12.97
               Jun. 5       0.075         12.89         Dec. 6           0.072           13.05
-----------------------------------------------------------------------------------------------------------
1996           Jan. 5       0.072         13.09         Jul. 5           0.065           12.39
               Feb. 5       0.072         13.11         Aug. 5           0.065           12.66
               Mar. 8       0.070         12.70         Sep. 6           0.064           12.42
               Apr. 8       0.070         12.59         Oct. 7           0.064           12.68
               May 6        0.068         12.46         Nov. 5           0.064           12.80
               Jun. 7       0.066         12.44         Dec. 6           0.064           12.84
-----------------------------------------------------------------------------------------------------------
1997           Jan. 8       0.064         12.73         Jul. 11          0.066           12.90
               Feb. 7       0.065         12.82         Aug. 11          0.067           12.85
               Mar. 7       0.065         12.75         Sep. 10          0.066           12.86
               Apr. 8       0.064         12.57         Oct. 10          0.066           12.93
               May 12       0.064         12.73         Nov. 10          0.067           12.96
               Jun. 10      0.066         12.78         Dec. 10          0.070           13.01
-----------------------------------------------------------------------------------------------------------
1998           Jan. 12      0.068         13.12         Jul. 10          0.066           13.03
               Feb. 10      0.067         13.03         Aug. 10          0.066           13.01
               Mar. 10      0.067         13.01         Sep. 11          0.066           13.10
               Apr. 13      0.066         12.99         Oct. 12          0.066           13.08
               May 11       0.066         12.97         Nov. 10          0.066           13.02
               Jun. 10      0.066         13.04         Dec. 10          0.066           13.08
-----------------------------------------------------------------------------------------------------------
1999           Jan. 11      0.066         13.01         Jul. 12          0.063           12.61
               Feb. 10      0.063         13.00         Aug. 10          0.063           12.23
               Mar. 10      0.063         12.87         Sep. 10          0.063           12.48
               Apr. 12      0.063         12.93         Oct. 11          0.064           12.45
               May 10       0.063         12.82         Nov. 10          0.063           12.50
               Jun. 10      0.063         12.56         Dec. 10          0.063           12.49
-----------------------------------------------------------------------------------------------------------
2000           Jan. 10      0.064         12.20         Jul. 10          0.064           12.37
               Feb. 10      0.063         12.08         Aug. 10          0.063           12.47
               Mar. 10      0.064         12.18         Sep. 11          0.063           12.44
               Apr. 10      0.063         12.37         Oct. 10          0.063           12.47
               May 10       0.063         12.11         Nov. 10          0.063           12.48
               Jun. 12      0.063         12.32         Dec. 8           0.064           12.66
-----------------------------------------------------------------------------------------------------------
2001           Jan. 10      0.063         12.79         Jul.
               Feb. 12      0.063         12.78         Aug.
               Mar. 12      0.064         12.79         Sep.
               Apr. 10      0.057         12.76         Oct.
               May 10       0.057         12.74         Nov.
               Jun.                                     Dec.
-----------------------------------------------------------------------------------------------------------


(3) Record of Sales and Repurchases (Class M Shares)

<Before Amendment>

Record of sales and repurchases during the one-year period up to and including the end of May and number of outstanding shares of the Fund as of the end of May 2001 are as follows: (6/1/00-5/31/01)

                               Number of Shares      Number of Outstanding
Number of Shares Sold            Repurchased               Shares
-----------------------------------------------------------------------------
 7,894,117                        5,618,082              10,361,365
(5,712,000)                      (3,779,020)             (8,858,360)
-----------------------------------------------------------------------------

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

<After Amendment>

Record of sales and repurchases during the one-year period up to and including the end of May and number of outstanding shares of the Fund as of the end of May 2001 are as follows: (6/1/00-5/31/01)


                               Number of Shares      Number of Outstanding
Number of Shares Sold            Repurchased               Shares
-----------------------------------------------------------------------------
 7,902,703                        5,618,082              10,361,365
(5,712,000)                      (3,779,020)             (8,858,360)
-----------------------------------------------------------------------------

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

II. OUTLINE OF THE FUND

2. Putnam Investment Management, LLC (Investment Management Company)

(4) Summary of Business Lines and Business Operation

<Before Amendment>


<Omitted>
-----------------------------------------------------------------------------
357 Putnam Convertible Opportunity & 1995/6/28 Closed/Bond 71.58 19.28 Income Trust
-----------------------------------------------------------------------------

<Omitted>

<After Amendment>


<Omitted>
-----------------------------------------------------------------------------
357 Putnam Convertible Opportunity & 1995/6/28 Closed/Bond 71.58 19.28 Income Trust
-----------------------------------------------------------------------------

<Omitted>


            AMENDMENT TO SECURITIES REGISTRATION STATEMENT
                         (For NAV Sale)

              PUTNAM U.S. GOVERNMENT INCOME TRUST


           AMENDMENT TO SECURITIES REGISTRATION STATEMENT
                         (for NAV Sale)

To:  Director of Kanto Local Finance Bureau

                                           Filing Date: November 1, 2001

Name of the Registrant Trust:              PUTNAM U.S. GOVERNMENT INCOME TRUST

Name and Official Title of Representative  Charles E. Porter
Of Trustees:                               Executive Vice President, Treasurer

Address of Principal Office:               One Post Office Square
                                           Boston, Massachusetts 02109
                                           U. S. A.

Name and Title of Registration Agent:      Harume Nakano
                                           Attorney-at-Law
                                           Signature [Harume Nakano]
                                           -------------------------
                                                   (Seal)

                                           Ken Miura
                                           Attorney-at-Law
                                           Signature [Ken Miura]
                                           -------------------------
                                                   (Seal)

Address or Place of Business               Kasumigaseki Building, 25th Floor
                                           2-5, Kasumigaseki 3-chome
                                           Chiyoda-ku, Tokyo

Name of Liaison Contact:                   Harume Nakano
                                           Ken Miura
                                           Attorneys-at-Law

Place of Liaison Contact:                  Hamada & Matsumoto
                                           Kasumigaseki Building, 25th Floor
                                           2-5, Kasumigaseki 3-chome
                                           Chiyoda-ku, Tokyo

Phone Number:                              03-3580-3377

                      - ii -

Public Offering or Sale for Registration

Name of the Fund Making Public Offering or Sale of Foreign Investment Fund Securities:

PUTNAM U.S. GOVERNMENT INCOME TRUST

Type and Aggregate Amount of Foreign Investment Fund Securities to be Publicly Offered or Sold:

Up to 100.5 million Class M Shares. Up to the total amount obtained by aggregating the amounts calculated by multiplying the respective net asset value per Class M Share in respect of 100.5 million Class M Shares. (The maximum amount expected to be sold is 1,292.43 million U.S. dollars (JPY 154.3 billion).

Note 1: U.S.$amount is translated into Japanese Yen at the rate of U.S.$l.00=JPY119.40 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on September 28, 2001.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of January 31, 2001 (U.S.$12.86) by 100.5 million Class M Shares for convenience.

Places where a copy of this Amendment to Securities Registration
Statement is available for Public Inspection

Not applicable.

(Total number of pages of this Amendment to Securities Registration Statement is 3 including front and back pages.)

I. Reason For Filing This Amendment to Securities Registration
Statement:

This statement purports to amend and update the relevant information of the Securities Registration Statement ("Original SRS") filed on March 16, 2001 (as amended on June 29, 2001) due to the fact that the aforementioned Amendment to Semi-annual Report was filed today.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. Contents of the Amendments:

Part II. INFORMATION ON THE ISSUER (page 5 of the Original SRS)

The following matters in the Original SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual Report:

Before amendment                     After amendment

[Original SRS]                       [Aforementioned Amendment to Semi-annual
                                     Report]

I. Description of the Fund           I. Status of Investment Portfolio of the
5. Status of Investment Portfolio       Fund

(B) Results of Past Operations      (2) Results of Past Operations

(2) Record of Distributions Paid      b Record of Distributions Paid
(Class M Shares)                        (Class M Shares) (Amendment to
                                        Semi-annual Report, page 1)

                                        (Dividends paid at the end of each
                                        month up to the latest relevant date
                                        are added to the afore-mentioned
                                        Amendment to Semi-annual Report.)

(C) Record of Sales and Repurchases (3) Record of Sales and Repurchases
(Class M Shares)                        (Class M Shares) (Ditto, page 3)

                                        (Record of sales and repurchases
                                        during the latest relevant period are
                                        added to the afore-mentioned Amendment
                                        to Semi-annual Report.)

II. Outline of the Fund             II. Outline of the Fund

2. Putnam Investment Management,     2. Putnam Investment Management, LLC
LLC (Investment Management Company)     (Investment Management Company)


(I) Summary of Business Lines and   (4) Summary of Business Lines and
Business Operation                      Business Operation (Ditto, page 4)